Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 95.12%
Communication services: 2.41%
Interactive media & services: 1.68%
Bumble Incorporated Class A †	62,150	$ 1,749,523
Media: 0.73%
Magnite Incorporated †	84,928	754,161
Consumer discretionary: 10.68%
Diversified consumer services: 1.36%
Mister Car Wash Incorporated †«	130,014	1,414,552
Hotels, restaurants & leisure: 4.18%
Papa John's International Incorporated	25,876	2,161,164
Wingstop Incorporated	29,235	2,185,901
		4,347,065
Internet & direct marketing retail: 2.30%
Global-E Online Limited †	52,202	1,052,914
Redbubble Limited †	529,958	329,223
Xometry Incorporated Class A †«	29,566	1,003,174
		2,385,311
Leisure products: 2.84%
Callaway Golf Company †	84,264	1,718,986
Games Workshop Group plc	15,178	1,234,209
		2,953,195
Consumer staples: 2.26%
Beverages: 2.26%
MGP Ingredients Incorporated	23,436	2,345,709
Financials: 2.50%
Banks: 0.79%
Silvergate Capital Corporation Class A †	15,365	822,488
Capital markets: 0.77%
Open Lending Corporation Class A †	77,973	797,664
Insurance: 0.94%
Goosehead Insurance Incorporated Class A	21,512	982,453
Health care: 29.80%
Biotechnology: 3.52%
Ascendis Pharma AS ADR †	8,193	761,621
CareDx Incorporated †	42,490	912,685
Chimerix Incorporated †	156,443	325,401
CRISPR Therapeutics AG †«	7,563	459,604
Fate Therapeutics Incorporated †	9,748	241,555
Mirati Therapeutics Incorporated †	5,892	395,530
ORIC Pharmaceuticals Incorporated †	29,969	134,261
Zentalis Pharmaceuticals Incorporated †	15,363	431,700
		3,662,357
See accompanying notes to portfolio of investments

Allspring Discovery Small Cap Growth Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies: 12.74%
Cryoport Incorporated †	34,934	$ 1,082,255
Establishment Labs Holdings Incorporated †	14,934	812,111
Heska Corporation †	6,466	611,102
ICU Medical Incorporated †	8,170	1,343,066
Inari Medical Incorporated †	32,735	2,225,653
iRhythm Technologies Incorporated †	15,571	1,682,135
Lantheus Holdings Incorporated †	20,081	1,325,948
Pulmonx Corporation †	44,611	656,674
Shockwave Medical Incorporated †	14,001	2,676,571
Treace Medical Concepts Incorporated †	57,594	825,898
		13,241,413
Health care providers & services: 6.22%
Amedisys Incorporated †	12,316	1,294,658
HealthEquity Incorporated †	47,503	2,916,209
Option Care Health Incorporated †	81,150	2,255,159
		6,466,026
Health care technology: 2.61%
Inspire Medical Systems Incorporated †	10,988	2,007,178
OptimizeRx Corporation †	25,666	702,992
		2,710,170
Life sciences tools & services: 4.09%
Azenta Incorporated	20,056	1,446,038
Inotiv Incorporated †	57,365	550,704
MaxCyte Incorporated †«	152,247	720,128
Stevanato Group SpA	96,867	1,531,467
		4,248,337
Pharmaceuticals: 0.62%
Arvinas Incorporated †	15,363	646,629
Industrials: 13.54%
Building products: 2.51%
Advanced Drainage Systems Incorporated	19,175	1,727,092
Trex Company Incorporated †	16,242	883,890
		2,610,982
Commercial services & supplies: 4.87%
Casella Waste Systems Incorporated Class A †	34,631	2,516,981
Tetra Tech Incorporated	18,643	2,545,702
		5,062,683
Electrical equipment: 1.36%
Allied Motion Technologies	62,073	1,417,747
Machinery: 0.38%
Kornit Digital Limited †	12,590	399,103
Road & rail: 2.37%
Saia Incorporated †	13,082	2,459,416
Trading companies & distributors: 2.05%
SiteOne Landscape Supply Incorporated †	17,883	2,125,752
See accompanying notes to portfolio of investments

2  |  Allspring Discovery Small Cap Growth Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Information technology: 30.73%
Electronic equipment, instruments & components: 5.35%
Littelfuse Incorporated	7,994	$ 2,030,796
Nayax Limited †	417,227	764,469
Nlight Incorporated †	70,794	723,515
Novanta Incorporated †	16,813	2,038,913
		5,557,693
IT services: 10.11%
Globant SA †	10,238	1,781,412
Keywords Studios plc	67,233	1,795,630
Marqeta Incorporated †	122,583	994,148
Paymentus Holdings Incorporated A †«	81,412	1,088,478
Shift4 Payments Incorporated Class A †	30,760	1,016,926
StoneCo Limited Class A †	76,096	585,939
WNS Holdings Limited ADR †	43,508	3,247,437
		10,509,970
Semiconductors & semiconductor equipment: 1.28%
Impinj Incorporated †	22,588	1,325,238
Software: 13.99%
Avalara Incorporated †	21,210	1,497,426
Bill.com Holdings Incorporated †	10,600	1,165,364
CCC Intelligent Solutions †	88,579	814,927
Clearwater Analytics Holdings Incorporated †	63,110	759,844
CS Disco Incorporated †«	35,598	642,188
Five9 Incorporated †	20,454	1,864,178
Freshworks Incorporated Class A †«	59,368	780,689
Jamf Holding Corporation †	63,626	1,576,016
Lightspeed Commerce Incorporated †«	34,841	776,954
Olo Incorporated Class A †	134,351	1,326,044
Sprout Social Incorporated Class A †	32,297	1,875,487
Workiva Incorporated †	22,224	1,466,562
		14,545,679
Materials: 0.96%
Chemicals: 0.29%
Aspen Aerogels Incorporated †	30,257	298,939
Containers & packaging: 0.67%
Ranpak Holdings Corporation †	99,060	693,420
Real estate: 2.24%
Equity REITs: 2.24%
Rexford Industrial Realty Incorporated	40,436	2,328,709
Total Common stocks (Cost $123,406,949)		98,862,384

See accompanying notes to portfolio of investments

Allspring Discovery Small Cap Growth Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 11.58%
Investment companies: 11.58%
Allspring Government Money Market Fund Select Class ♠∩∞		1.26%	6,016,458	$ 6,016,458
Securities Lending Cash Investments LLC ♠∩∞		1.56	6,020,307	6,020,307
Total Short-term investments (Cost $12,036,765)				12,036,765
Total investments in securities (Cost $135,443,714)	106.70%			110,899,149
Other assets and liabilities, net	(6.70)			(6,961,625)
Total net assets	100.00%			$103,937,524

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,852,545	$9,274,917	$(5,111,004)	$0	$0	$6,016,458	6,016,458	$6,499#
Securities Lending Cash Investments LLC	5,055,425	12,613,591	(11,648,709)	0	0	6,020,307	6,020,307	9,346#
				$0	$0	$12,036,765		$15,845

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Discovery Small Cap Growth Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

Allspring Discovery Small Cap Growth Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,503,684	$0	$0	$2,503,684
Consumer discretionary	11,100,123	0	0	11,100,123
Consumer staples	2,345,709	0	0	2,345,709
Financials	2,602,605	0	0	2,602,605
Health care	30,974,932	0	0	30,974,932
Industrials	14,075,683	0	0	14,075,683
Information technology	31,938,580	0	0	31,938,580
Materials	992,359	0	0	992,359
Real estate	2,328,709	0	0	2,328,709
Short-term investments
Investment companies	12,036,765	0	0	12,036,765
Total assets	$110,899,149	$0	$0	$110,899,149
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Discovery Small Cap Growth Fund